ACCOUNTS AND NOTES RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
SCHEDULE OF ACCOUNTS AND NOTES RECEIVABLE NET

Accounts and notes receivable and allowance for doubtful accounts consisted of the following:

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Accounts receivable	20	17
Notes receivable	2,221	216
Less: allowance for credit losses	-	-
Net accounts and notes receivable, net	2,241	233